Key Sources Of Estimation Uncertainty - Additional Information (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022		May 01, 2021	[1]
Key Sources Of Estimation Uncertainty [Line Items]
Property, plant and equipment	$ 238,600	$ 16	[1]	$ 20
Hotel Properties [Member]
Key Sources Of Estimation Uncertainty [Line Items]
Property, plant and equipment	238,594	$ 0
Hotel Properties [Member] | Hong Kong and Canada [Member]
Key Sources Of Estimation Uncertainty [Line Items]
Property, plant and equipment	$ 238,594

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.